Unaudited Interim Consolidated Income Statement - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	€ 1,538	€ 1,474	€ 3,074	€ 2,860
Cost of sales	(1,356)	(1,300)	(2,748)	(2,549)
Gross profit	182	174	326	311
Selling and administrative expenses	(70)	(59)	(138)	(117)
Research and development expenses	(12)	(10)	(24)	(21)
Restructuring costs	(1)		(1)
Other gains / (losses) - net	(30)	24	(14)	(23)
Income from operations	69	129	149	150
Finance costs - net	(43)	(40)	(89)	(78)
Share of income / (loss) of joint-ventures		(9)	5	(12)
Income before income tax	26	80	65	60
Income tax expense	(9)	(25)	(24)	(29)
Net income	17	55	41	31
Net income attributable to:
Equity holders of Constellium	16	55	39	31
Non-controlling interests	1		2
Net income	€ 17	€ 55	€ 41	€ 31
Earnings per share attributable to the equity holders of Constellium
Basic	€ 0.12	€ 0.41	€ 0.29	€ 0.23
Diluted	€ 0.11	€ 0.39	€ 0.28	€ 0.22